Capital Structure - Common Stock Warrants (Details) - Common Stock	Jun. 30, 2017 $ / shares shares
Warrants
Number of shares underlying warrants	19,001,143
Common stock warrants, expiration date of July 2017
Warrants
Number of shares underlying warrants	14,284
Exercise price per share (usd per share) | $ / shares	$ 28.00
Common stock warrants, expiration date of August 2018
Warrants
Number of shares underlying warrants	80,966
Exercise price per share (usd per share) | $ / shares	$ 28.00
Common stock warrants, expiration date of October 2018
Warrants
Number of shares underlying warrants	4,551,900
Exercise price per share (usd per share) | $ / shares	$ 4.55
Common stock warrants, expiration date of October 2018
Warrants
Number of shares underlying warrants	40,000
Exercise price per share (usd per share) | $ / shares	$ 5.23
Common stock warrants, expiration date of December 2018
Warrants
Number of shares underlying warrants	3,571
Exercise price per share (usd per share) | $ / shares	$ 28.00
Common stock warrants, expiration date of October 2020
Warrants
Number of shares underlying warrants	22,328
Exercise price per share (usd per share) | $ / shares	$ 8.40
Common stock warrants, expiration date of May 2022
Warrants
Number of shares underlying warrants	2,380
Exercise price per share (usd per share) | $ / shares	$ 8.68
Common stock warrants expiration of June 2022
Warrants
Number of shares underlying warrants	14,285,714
Exercise price per share (usd per share) | $ / shares	$ 0.4